Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 13, 2024
Entity Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated December 13, 2024

To The Prospectus Dated April 29, 2024, as amended October 21, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

JNL/DREYFUS GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/Dreyfus Government Money Market Fund, please add the following after the second paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will add the Bloomberg U.S. Aggregate Index as the Fund's primary benchmark and the Bloomberg USD 1 Month Cash Deposit Index as the Fund’s secondary benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will add the Bloomberg U.S. Aggregate Index as the Fund's primary benchmark and the Bloomberg USD 1 Month Cash Deposit Index as the Fund’s secondary benchmark.
JNL/JPMORGAN GLOBAL ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/JPMorgan Global Allocation Fund, please add the following after the second paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate Index with the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate ex-China Index as the Fund's secondary benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate Index with the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg Global Aggregate ex-China Index as the Fund's secondary benchmark.
JNL/PPM AMERICA HIGH YIELD BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/PPM America High Yield Bond Fund, please add the following after the fourth paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the ICE Bank of America U.S. High Yield Constrained Index (Net) with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as the Fund's secondary benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the ICE Bank of America U.S. High Yield Constrained Index (Net) with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as the Fund's secondary benchmark.
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective December 31, 2024, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/T. Rowe Price U.S. High Yield Fund, please add the following after the fourth paragraph:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the ICE Bank of America U.S. High Yield Constrained Index (Net) with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as the Fund's secondary benchmark.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will replace the ICE Bank of America U.S. High Yield Constrained Index (Net) with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as the Fund's secondary benchmark.
JNL/BLACKROCK GLOBAL ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Global Allocation Fund, please delete the “Average Annual Total Returns as of 12/31/23” tables in the entirety and replace with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/2023
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (A)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.95%
5 Years	rr_AverageAnnualReturnYear05	7.67%
10 Years	rr_AverageAnnualReturnYear10	4.74%
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.74%
5 Years	rr_AverageAnnualReturnYear05	12.70%
10 Years	rr_AverageAnnualReturnYear10	8.54%
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | 36% S&P 500 Index, 24% FTSE World (ex U.S.) Index, 24% ICE BofA Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.69%
5 Years	rr_AverageAnnualReturnYear05	7.69%
10 Years	rr_AverageAnnualReturnYear10	5.76%
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | FTSE World (ex U.S.) Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.17%
5 Years	rr_AverageAnnualReturnYear05	9.00%
10 Years	rr_AverageAnnualReturnYear10	4.96%
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | ICE BofA Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	1.03%
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	(2.77%)
10 Years	rr_AverageAnnualReturnYear10	(1.26%)
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (I)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.35%
5 Years	rr_AverageAnnualReturnYear05	7.98%
10 Years	rr_AverageAnnualReturnYear10	5.02%
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Morningstar Developed Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.74%
5 Years	rr_AverageAnnualReturnYear05	12.70%
10 Years	rr_AverageAnnualReturnYear10	8.54%
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | 36% S&P 500 Index, 24% FTSE World (ex U.S.) Index, 24% ICE BofA Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.69%
5 Years	rr_AverageAnnualReturnYear05	7.69%
10 Years	rr_AverageAnnualReturnYear10	5.76%
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | FTSE World (ex U.S.) Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.17%
5 Years	rr_AverageAnnualReturnYear05	9.00%
10 Years	rr_AverageAnnualReturnYear10	4.96%
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | ICE BofA Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	1.03%
JNL/BLACKROCK GLOBAL ALLOCATION FUND | JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	(2.77%)
10 Years	rr_AverageAnnualReturnYear10	(1.26%)